Prepayments And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepayments And Other Current Assets [Abstract]
Prepayments And Other Current Assets
8.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31
	2010	2011
Amounts due from employees	223	174
Hong Kong withholding tax refundable (Note 16(a))	980	988
Prepayments to suppliers and other third parties	1,821	806
Prepaid expenses	297	554
Other receivables	870	1,535

	4,191	4,057